Transfers of Financial Assets - Schedule of Loan Securitizations Accounted for as Sales, Whole Loan Sales and Participating Interests (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Student loans | Loan Securitizations
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	$ 500,041	$ 1,990,657	$ 2,015,357	$ 4,542,431	$ 4,718,093
Securitization investments	26,381	105,382	130,807	239,698	266,399
Deconsolidation of debt			458,375	0	0
Servicing assets recognized	28,731	15,652	19,903	42,826	38,179
Total consideration	555,153	2,111,691	2,624,442	4,824,955	5,022,671
Aggregate unpaid principal balance and accrued interest of loans sold	526,126	2,043,265	2,540,052	4,677,471	4,929,724
Gain (loss) from loan sales	29,027	68,426	84,390	147,484	92,947
Loss on sale of deconsolidated debt		5,100
Student loans | Whole Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	422,341	225,523	2,596,719	1,399,921	1,664,224
Servicing assets recognized	4,858	2,233	25,734	21,145	18,231
Repurchase liabilities recognized	(79)	(42)	(510)	(314)	(211)
Total consideration	427,120	227,714	2,621,943	1,420,752	1,682,244
Aggregate unpaid principal balance and accrued interest of loans sold	413,090	218,594	2,503,821	1,389,986	1,667,592
Gain (loss) from loan sales	14,030	9,120	118,122	30,766	14,652
Student loans | Participating Interests
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash					91,946
Servicing assets recognized					3,163
Total consideration					95,109
Aggregate unpaid principal balance and accrued interest of loans sold					91,976
Gain (loss) from loan sales					3,133
Home loans | Whole Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	696,197	319,202	2,173,709	733,860	925,265
Servicing assets recognized	6,539	3,107	20,440	5,724	2,688
Repurchase liabilities recognized	(939)	(382)	(3,034)	(1,720)	(299)
Total consideration	701,797	321,927	2,191,115	737,864	927,654
Aggregate unpaid principal balance and accrued interest of loans sold	677,569	313,013	2,101,895	726,379	919,693
Gain (loss) from loan sales	24,228	8,914	89,220	11,485	7,961
Personal loans | Loan Securitizations
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	0	307,819	316,503	397,962	1,148,626
Securitization investments	0	20,961	20,961	111,556	82,056
Deconsolidation of debt	0	272,680	414,261	1,464,920	0
Servicing assets recognized	0	1,644	2,086	11,229	4,218
Total consideration	0	603,104	753,811	1,985,667	1,234,900
Aggregate unpaid principal balance and accrued interest of loans sold	0	561,223	708,346	1,906,757	1,213,929
Gain (loss) from loan sales	0	41,881	45,465	78,910	20,971
Personal loans | Whole Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	811,252	499,095	1,285,689	2,316,771	2,196,881
Servicing assets recognized	6,003	4,096	8,429	31,138	22,789
Repurchase liabilities recognized	(2,084)	(1,198)	(3,535)	(2,948)	(6,437)
Total consideration	815,171	501,993	1,290,583	2,344,961	2,213,233
Aggregate unpaid principal balance and accrued interest of loans sold	782,529	481,328	1,238,474	2,257,223	2,250,943
Gain (loss) from loan sales	$ 32,642	$ 20,665	$ 52,109	$ 87,738	$ (37,710)